Accounts and notes and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Accounts and Notes and Other Receivables

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Accounts receivable	4,013,705	4,747,834	155,108
Notes receivable	2,029	1,595	52
Less: Loss allowance	—	(2,141)	(70)

	4,015,734	4,747,288	155,090

Other receivables	56,716	63,049	2,060
Less: Loss allowance	—	(12)	(1)

	56,716	63,037	2,059

	4,072,450	4,810,325	157,149

Aging of Accounts Receivable which are Past Due but not Impaired

The aging analysis of accounts receivable based on past due date is as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Current	3,997,833	4,595,300	150,124
Within 1 month	10,482	18,807	615
1 – 2 months	477	131,787	4,305
2 – 3 months	426	1,436	47
3 – 4 months	1,431	180	6
Over 4 months	3,056	324	11

	4,013,705	4,747,834	155,108